Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2019		2018
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$15,775	--%	$17,542	--%
Passbook accounts	5	0.15	192	0.15
Savings accounts	1,722	0.20	1,120	0.20
Money market accounts	25,504	0.80	26,841	0.80
Certificate of deposit accounts	184,452	2.27	166,216	2.10
Total	$227,458	1.87%	$211,911	1.69%

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31:
2020	$94,122
2021	52,497
2022	12,082
2023	14,813
2024	10,938
Total	$184,452